Lease (Details) - Schedule of Operating Lease - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease [Abstract]
Right-of-use assets	$ 547,214	$ 704,531
Operating lease liabilities – current	190,023	174,650
Operating lease liabilities – non-current	335,241	500,262
Total operating lease liabilities	525,264	674,912
Amortization of right-of-use assets	196,111	93,078
Interest of operating lease liabilities	27,051	16,994
Total Lease cost	$ 223,162	$ 110,072
Weighted average remaining lease term (years):	3 years 1 month 9 days
Weighted average discount rate:	4.25%